OPERATING LEASES - Schedule Of Other Information Related To Operating Leases (Details) $ in Thousands	12 Months Ended
Jun. 30, 2021 USD ($)
Other Information [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 4,045
ROU assets obtained in exchange for new operating lease liabilities	$ 3,011
Weighted-average remaining lease term (in years):
Operating leases	1 year 11 months 19 days
Weighted-average discount rate:
Operating leases	4.17%